UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS

(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of principal executive offices) (Zip code)

James A. Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019 – December 31, 2019

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (99.24%)
Communication Services (21.26%)
Diversified Telecommunication Services (5.62%)
AT&T, Inc.	73,060	$2,855,185
Verizon Communications, Inc.	52,970	3,252,358
		6,107,543
Entertainment (2.13%)
Netflix, Inc.(a)	3,400	1,100,138
Walt Disney Co.	8,400	1,214,892
		2,315,030
Interactive Media & Services (9.14%)
Alphabet, Inc., Class A(a)	2,300	3,080,597
Alphabet, Inc., Class C(a)	2,295	3,068,461
Facebook, Inc., Class A(a)	18,490	3,795,072
		9,944,130
Media (4.37%)
Discovery, Inc., Class A(a)	77,020	2,521,635
ViacomCBS, Inc.	53,121	2,229,488
		4,751,123
Total Communication Services		23,117,826

Consumer Discretionary (8.64%)
Internet & Direct Marketing Retail (5.44%)
Amazon.com, Inc.(a)	3,200	5,913,088

Specialty Retail (1.20%)
The Home Depot, Inc.	6,000	1,310,280

Textiles, Apparel & Luxury Goods (2.00%)
Under Armour, Inc., Class A(a)	100,490	2,170,584

Total Consumer Discretionary		9,393,952

Consumer Staples (11.45%)
Beverages (2.04%)
Molson Coors Brewing Co., Class B	41,160	2,218,524

Food Products (5.12%)
Ingredion, Inc.	19,070	1,772,557
Kraft Heinz Co.	118,010	3,791,661
		5,564,218
Household Products (1.28%)
Procter & Gamble Co.	11,110	1,387,639

Tobacco (3.01%)
Philip Morris International, Inc.	38,480	3,274,263

Total Consumer Staples		12,444,644

Energy (1.51%)
Oil, Gas & Consumable Fuels (1.51%)
The Williams Cos., Inc.	69,440	1,647,117

Total Energy		1,647,117

	Shares	Value
Financials (1.47%)
Banks (1.47%)
JPMorgan Chase & Co.	11,490	$1,601,706

Total Financials		1,601,706

Health Care (18.95%)
Biotechnology (2.19%)
Alexion Pharmaceuticals, Inc.(a)	21,980	2,377,137

Health Care Equipment & Supplies (7.70%)
Abbott Laboratories	51,680	4,488,925
Medtronic PLC	34,230	3,883,394
		8,372,319
Pharmaceuticals (9.06%)
Eli Lilly & Co.	20,700	2,720,601
Johnson & Johnson	8,500	1,239,895
Merck & Co., Inc.	48,420	4,403,799
Perrigo Co. PLC	28,870	1,491,424
		9,855,719
Total Health Care		20,605,175

Industrials (5.07%)
Airlines (1.45%)
Alaska Air Group, Inc.	23,210	1,572,477

Construction & Engineering (2.12%)
Quanta Services, Inc.	56,780	2,311,514

Machinery (1.50%)
Westinghouse Air Brake Technologies Corp.	20,940	1,629,132

Total Industrials		5,513,123

Information Technology (24.01%)
IT Services (4.16%)
Mastercard, Inc., Class A	6,850	2,045,342
Visa, Inc., Class A	13,190	2,478,401
		4,523,743
Semiconductors & Semiconductor Equipment (2.06%)
Intel Corp.	18,990	1,136,552
NVIDIA Corp.	4,700	1,105,910
		2,242,462
Software (10.61%)
Adobe Systems, Inc.(a)	3,700	1,220,297
Microsoft Corp.	58,467	9,220,246
salesforce.com, Inc.(a)	6,700	1,089,688
		11,530,231
Technology Hardware, Storage & Peripherals (7.18%)
Apple, Inc.	26,590	7,808,153

Total Information Technology		26,104,589

	Shares	Value
Materials (4.72%)
Metals & Mining (4.72%)
Barrick Gold Corp.	276,160	$5,133,814

Total Materials		5,133,814

Real Estate (2.16%)
Equity Real Estate Investment Trusts (REITs) (2.16%)
Boston Properties, Inc.	17,000	2,343,620

Total Real Estate		2,343,620

TOTAL COMMON STOCKS
(Cost $77,934,075)		107,905,566

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (0.85%)
Puts
S&P 500® Index:
6/19/2020	$2,725.00	330	$106,615,740	919,050

Total Puts				919,050

TOTAL PURCHASED OPTIONS
(Cost $996,874)				919,050

TOTAL INVESTMENTS (100.09%)
(Cost $78,930,949)				$108,824,616
Liabilities in Excess of Other Assets (-0.09%)				(95,377)
NET ASSETS (100.00%)				$108,729,239

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT BONDS & NOTES (88.50%)
U.S. Treasury Bond (58.61%)
2/15/2020, 8.500%	$3,000,000	$3,024,331
8/15/2020, 8.750%	6,000,000	6,256,235
5/15/2027, 2.375%	700,000	725,372
2/15/2043, 3.125%	4,200,000	4,759,405
5/15/2044, 3.375%	4,250,000	5,025,314
Total U.S. Treasury Bond		19,790,657

U.S. Treasury Notes (29.89%)
7/31/2021, 2.250%	2,200,000	2,222,225
11/15/2022, 1.625%	2,100,000	2,100,680
5/15/2024, 2.500%	2,100,000	2,171,580
8/15/2024, 2.375%	1,600,000	1,647,908
11/15/2025, 2.250%	1,900,000	1,950,198
Total U.S. Treasury Notes		10,092,591

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost $28,391,002)		29,883,248

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.67%)
Money Market Fund (3.67%)
Dreyfus Treasury Prime Cash Management, Institutional Class	1.443%	1,237,614	1,237,614

TOTAL SHORT TERM INVESTMENTS
(Cost $1,237,614)			1,237,614

TOTAL INVESTMENTS (92.17%)
(Cost $29,628,616)			$31,120,862
Other Assets In Excess Of Liabilities (7.83%)			2,645,326	(a)
NET ASSETS (100.00%)			$33,766,188

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At December 31, 2019, the Fund had outstanding futures contracts:

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Future	Interactive Brokers, LLC	Short	5	3/20/2020	$(642,109)	$2,804
U.S. 5 Year Treasury Note Future	Interactive Brokers, LLC	Short	48	3/31/2020	(5,693,250)	3,677
U.S. Treasury Long Bond Future	Interactive Brokers, LLC	Short	50	3/20/2020	(7,795,313)	102,604
U.S. Ultra Long Term U.S. Treasury Bond Future	Interactive Brokers, LLC	Short	18	3/20/2020	(3,269,813)	69,157
					$(17,400,484)	$178,242

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value	Unrealized Depreciation
U.S. 2 Year Treasury Note Future	Interactive Brokers, LLC	Short	32	3/31/2020	$(6,896,000)	$(2,547)
					$(6,896,000)	$(2,547)

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (101.00%)
ASIA (18.04%)
Australia (5.00%)
Health Care Providers & Services (0.71%)
Ramsay Health Care, Ltd.	6,500	$330,836

Multi-Utilities (1.51%)
AGL Energy, Ltd.	49,000	705,939

Transportation Infrastructure (2.78%)
Sydney Airport	42,400	257,671
Transurban Group	99,830	1,044,530
		1,302,201
Total Australia		2,338,976

China (1.06%)
Independent Power and Renewable Electricity Producers (1.06%)
Datang International Power Generation Co., Ltd.	2,590,000	495,245

Total China		495,245

Hong Kong (3.24%)
Gas Utilities (1.83%)
China Resources Gas Group, Ltd.	156,000	856,846

Water Utilities (1.41%)
Beijing Enterprises Water Group, Ltd.	1,302,400	658,529

Total Hong Kong		1,515,375

Japan (6.50%)
Diversified Telecommunication Services (0.99%)
Nippon Telegraph & Telephone Corp.	18,200	461,805

Wireless Telecommunication Services (5.51%)
KDDI Corp.	24,900	745,476
NTT DOCOMO, Inc.	18,000	503,281
Softbank Corp.	23,400	314,319
SoftBank Group Corp.	23,100	1,011,123
		2,574,199
Total Japan		3,036,004

Singapore (2.24%)
Diversified Telecommunication Services (2.24%)
Singapore Telecommunications, Ltd.	417,300	1,045,616

Total Singapore		1,045,616

TOTAL ASIA
(Cost $8,265,214)		8,431,216

	Shares	Value
EUROPE (15.09%)
France (2.22%)
Diversified Telecommunication Services (0.88%)
Orange SA	28,020	$412,364

Multi-Utilities (0.73%)
Engie SA	20,980	338,881

Transportation Infrastructure (0.61%)
Getlink SE	16,350	284,451

Total France		1,035,696

Germany (2.20%)
Diversified Telecommunication Services (1.62%)
Deutsche Telekom AG	46,210	755,221

Multi-Utilities (0.58%)
E.ON SE	25,400	271,352

Total Germany		1,026,573

Great Britain (3.24%)
Diversified Telecommunication Services (0.66%)
BT Group PLC	121,030	308,515

Multi-Utilities (1.04%)
National Grid PLC	38,960	487,322

Wireless Telecommunication Services (1.54%)
Vodafone Group PLC	371,040	721,300

Total Great Britain		1,517,137

Greece (1.48%)
Diversified Telecommunication Services (1.48%)
Hellenic Telecommunications Organization SA	43,400	694,205

Total Greece		694,205

Italy (2.44%)
Electric Utilities (1.54%)
Enel SpA	90,540	718,227

Transportation Infrastructure (0.90%)
Atlantia SpA	18,130	422,796

Total Italy		1,141,023

Spain (3.51%)
Diversified Telecommunication Services (0.97%)
Telefonica SA	65,020	454,155

Electric Utilities (1.48%)
Iberdrola SA	67,004	689,957

Transportation Infrastructure (1.06%)
Abertis Infraestructuras SA(a)	1,200	24,714

	Shares	Value
Spain (continued)
Transportation Infrastructure (continued)
Aena SME SA(b)(c)	2,470	$472,389
		497,103
Total Spain		1,641,215

TOTAL EUROPE
(Cost $6,615,571)		7,055,849

MIDDLE EAST (1.84%)
Israel (1.84%)
Diversified Telecommunication Services (1.84%)
Bezeq The Israeli Telecommunication Corp., Ltd.(a)	1,069,000	859,026

Total Israel		859,026

TOTAL MIDDLE EAST
(Cost $744,076)		859,026

NORTH AMERICA (62.25%)
Canada (11.94%)
Oil, Gas & Consumable Fuels (11.94%)
Enbridge, Inc.	72,380	2,877,809
Inter Pipeline, Ltd.	16,100	279,461
Pembina Pipeline Corp.	18,100	670,866
TC Energy Corp.	32,900	1,752,235
		5,580,371
Total Canada		5,580,371

Mexico (1.79%)
Transportation Infrastructure (1.79%)
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,040	835,014

Total Mexico		835,014

United States (48.52%)
Construction & Engineering (1.43%)
Quanta Services, Inc.	16,410	668,051

Diversified Telecommunication Services (15.27%)
AT&T, Inc.	96,702	3,779,114
Verizon Communications, Inc.	54,698	3,358,457
		7,137,571
Electric Utilities (11.86%)
American Electric Power Co., Inc.	5,400	510,354
Duke Energy Corp.	7,799	711,347
Edison International	3,920	295,607
Entergy Corp.	2,240	268,352
Eversource Energy	3,827	325,563
Exelon Corp.	10,698	487,722
FirstEnergy Corp.	5,626	273,424
NextEra Energy, Inc.	5,096	1,234,047
PPL Corp.	8,699	312,120
The Southern Co.	11,689	744,589
Xcel Energy, Inc.	6,013	381,766
		5,544,891

	Shares	Value
United States (continued)
Health Care Providers & Services (4.02%)
HCA Healthcare, Inc.	9,787	$1,446,617
Universal Health Services, Inc., Class B	3,020	433,249
		1,879,866
Multi-Utilities (5.44%)
Consolidated Edison, Inc.	3,888	351,747
Dominion Energy, Inc.	9,079	751,923
DTE Energy Co.	2,197	285,324
Public Service Enterprise Group, Inc.	6,019	355,422
Sempra Energy	2,995	453,683
WEC Energy Group, Inc.	3,710	342,173
		2,540,272
Oil, Gas & Consumable Fuels (9.67%)
Cheniere Energy, Inc.(a)	8,310	507,492
Kinder Morgan, Inc.	72,726	1,539,609
ONEOK, Inc.	14,722	1,114,014
Targa Resources Corp.	8,232	336,113
The Williams Cos., Inc.	43,200	1,024,704
		4,521,932
Wireless Telecommunication Services (0.83%)
T-Mobile US, Inc.(a)	4,960	388,963

Total United States		22,681,546

TOTAL NORTH AMERICA
(Cost $26,167,790)		29,096,931

SOUTH AMERICA (3.78%)
Brazil (1.90%)
Water Utilities (1.90%)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	58,870	885,993

Total Brazil		885,993

Chile (1.88%)
Electric Utilities (1.88%)
Enel Americas SA, ADR	80,200	880,596

Total Chile		880,596

TOTAL SOUTH AMERICA
(Cost $1,317,630)		1,766,589

TOTAL COMMON STOCKS
(Cost $43,110,281)		47,209,611

		Value
TOTAL INVESTMENTS (101.00%)
(Cost $43,110,281)		$47,209,611
Liabilities in Excess of Other Assets (-1.00%)		(467,690)
NET ASSETS (100.00%)		$46,741,921

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2019, these securities had a total aggregate market value of $472,389, representing 1.01% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $472,389, representing 1.01% of net assets.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.:

(a)	Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts are ordinarily valued at the closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds (each, an “Underlying Fund”), the Fund calculates the net asset value of its shares using the reported net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange on each day the Exchange is open by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) each day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)	The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2019 remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)	The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on December 31, 2019. Each Fund is considered an investment company for financial reporting purposes under GAAP.

(g)	Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan and shareholder services plan are charged to each respective fund or share class.

(h)	The Funds intend to distribute to shareholders all of their net income and/or capital gains on an annual basis, with the exception of the Centre Active U.S. Treasury Fund , which intends to make monthly income distributions. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is separately disclosed and is included in net realized and net change in unrealized gains or losses on foreign currencies.

2) FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).
Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of December 31, 2019:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$107,905,566	$–	$–	$107,905,566
Purchased Options	919,050	–	–	919,050
Total	$108,824,616	$–	$–	$108,824,616

Centre Active U.S. Treasury Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Bonds & Notes	$–	$29,883,248	$–	$29,883,248
Short Term Investments	1,237,614	–	–	1,237,614
Total	$1,237,614	$29,883,248	$–	$31,120,862
Other Financial Instruments
Liabilities:
Futures Contracts	$178,242	$–	$–	$178,242
Total	$178,242	$–	$–	$178,242

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$47,209,611	$–	$–	$47,209,611
Total	$47,209,611	$–	$–	$47,209,611

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

There were no material amounts classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for each Fund.

The following discloses the Funds’ use of derivative instruments.

A Fund may use derivative contracts, such as exchange-traded options and futures, that are related to stock market or bond indices, foreign exchange, fixed income or other securities, or be exposed to exchange-traded derivative products. A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or more Funds may use derivatives, such as exchange-traded options and futures, that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to. Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of its overall investment positions, subject to any restrictions set forth in the Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is netted to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended December 31, 2019 the Centre American Select Equity Fund held $919,050 in purchased options.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 24, 2020

By:	/s/ James A. Abate
James A. Abate, Treasurer

Date:	February 24, 2020